Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 17,274	$ 14,542	$ 12,447	$ 16,971	$ 12,213	$ 11,222	$ 12,158	$ 11,520	$ 9,474	$ 9,425	$ 19,896
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	17,257	14,528	12,529	17,214	12,481	11,552	12,611	12,040	9,974	10,000	$ 19,877
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	17,921	15,122	12,974	17,736	12,797	11,787	12,803	12,160	10,024	10,000	$ 20,591
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	18,934	15,875	13,531	18,377	13,171	12,049	12,998	12,281	10,074	10,000	$ 21,889
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	18,739	15,737	13,433	18,273	13,116	12,023	12,992	12,281	10,074	10,000	$ 21,651
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	17,582	14,873	13,292	16,516	13,227	12,212	12,624	12,235	10,292	10,000	$ 20,293
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Developed ex-U.S. SmallCap Index
Accumulated Value	17,108	15,118	13,661	18,493	13,980	12,455	13,771	12,805	10,614	10,000	$ 20,360
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Developed ex-U.S. SmallCap Index
Accumulated Value	17,108	15,118	13,661	18,493	13,980	12,455	13,771	12,805	10,614	10,000	$ 20,360
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Developed ex-U.S. SmallCap Index
Accumulated Value	17,108	15,118	13,661	18,493	13,980	12,455	13,771	12,805	10,614	10,000	$ 20,360
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Developed ex-U.S. SmallCap Index
Accumulated Value	17,108	15,118	13,661	18,493	13,980	12,455	13,771	12,805	10,614	10,000	$ 20,360
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Developed ex-U.S. SmallCap Index
Accumulated Value	$ 17,108	$ 15,118	$ 13,661	$ 18,493	$ 13,980	$ 12,455	$ 13,771	$ 12,805	$ 10,614	$ 10,000	$ 20,360